CCA Aggressive Return Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CCA Aggressive Return Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 60 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CCA Aggressive Return Fund
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.78%
Acquired Fund Fees and Expenses	0.27%	[1]
Total Annual Fund Operating Expenses	1.80%
Fee Waiver and/or Expense Reimbursement	(0.63%)	[2]
Total Annual Fun Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.17%	[3]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Funds adviser, CCA (defined below), has assumed an expense limitation agreement and has contractually agreed to reduce its fees and to reimburse expenses until April 1, 2019, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets attributable to the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the waiver or reimbursement occurs, if such recoupment is approved by the Funds Board. The Fund may only make a repayment to the adviser if such repayment does not cause the Funds expenses to exceed both 1) the expense cap in place at the time the expenses were waived, and 2) the Funds current expense cap. This agreement may be terminated only by the Funds Board of Trustees, on 60 days written notice to the Funds adviser. The following recoupment amounts have been assigned to CCA: $12,232 (expiring 1/31/2018), $11,006 (expiring 2/28/2018), $12,148 (expiring 3/31/2018), $11,734 (expiring 4/30/2018), $12,116 (expiring 5/31/2018), $11,908 (expiring 6/30/2018), $12,335 (expiring 7/31/2018), $12,388 (expiring 8/31/2018), $12,120 (expiring 9/30/2018), $12,426 (expiring 10/31/2018), $12,163 (expiring 11/30/2018), $12,615 (expiring 12/31/2018), $12,673 (expiring 1/30/2019), $11,790 (expiring 2/28/2019), $12,566 (expiring 3/31/2019), $12,107 (expiring 4/30/2019), $11,475 (expiring 5/31/2019), $10,410 (expiring 6/30/2019), $10,750 (expiring 7/31/2019), $10,672 (expiring 8/31/2019), $10,313 (expiring 9/30/2019), $10,685 (expiring 10/31/2019), $10,428 (expiring 11/30/2019), $10,701 (expiring 12/31/2019), $10,714 (expiring 1/31/2020) $9,757 (expiring 2/28/2020), $10,778 (expiring 3/31/2020), $10,382 (expiring 4/30/2020), $10,465 (expiring 5/31/2020), $9,007 (expiring 6/30/2020), $9,263 (expiring 7/31/2020).
[3]	Because the Fund has not yet commenced operations, some expenses, including other expenses, are estimated. Accordingly, Total Fund Operating Expenses is estimated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
CCA Aggressive Return Fund | USD ($)	119	505	916	2,064

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover for the most recent fiscal year was 341%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund attempts to capture the performance of the “riskier” portion (those with highest expected return sensitivity) of the domestic and international equity and fixed income markets by employing an investment approach designed to focus on those securities that have the highest expected return sensitivity, as determined by the Fund’s adviser, Checchi Capital Advisers, LLC (“CCA”). For purposes of determining risk, expected return sensitivity of a security is CCA’s estimation of the volatility of the security relative to the volatility of the global equity and fixed income markets. CCA uses a proprietary scoring algorithm to rank the world’s investable equity and fixed income securities by expected return sensitivity. CCA considers an equity security to be investable if the security is publicly traded and has a market capitalization of $50 million or more. CCA considers a fixed income security to be investable if the security is rated CCC or higher by S&P or Caa2 or higher by Moody’s. CCA’s proprietary algorithm uses fundamental and technical variables to score each security. CCA periodically scores and ranks the securities in its universe of the world’s investable equity and fixed income securities, and divides the universe into market value deciles by score.

CCA manages the Fund to closely approximate the key characteristics of the top decile (i.e., the 10% of the world’s securities by market value that provide the highest expected return sensitivity based on the score). For this purpose, CCA invests in a sampling of securities that, in the aggregate, are selected to provide performance that corresponds generally to the performance of the top decile. The securities in the top decile will change from time to time. Every month, CCA conducts its periodic scoring and ranking of the universe and modifies the Fund’s holdings accordingly. CCA determines which securities to purchase or sell for the Fund each month based upon these rankings. The mix between equity and fixed income securities is expected to vary significantly from time to time, and it is possible for the Fund to be 100% invested in either asset class at any time.

It is likely that a substantial portion (25% or more) of the Fund’s equity investments will consist of securities of companies with smaller market capitalizations (including mid cap, small cap and micro-cap securities) in developed and emerging countries and that a substantial portion of the Fund’s fixed income securities will consist of securities rated below investment grade (BB+ or lower by S&P and Ba1 or lower by Moody’s), or so called “junk bonds,” of companies in developed and emerging market countries. From time to time a portion of the Fund’s equity investments may also be focused in a particular industry sector or sectors, such as technology or real estate, including real estate investment trusts (“REITs”). The Fund may also invest in exchange traded funds (“ETFs”) to gain exposure to a geographic or other sector of the markets if CCA deems it is more efficient to do so than to invest in individual securities.

The Fund may borrow money from banks to help manage Fund inflows and outflows, such as to avoid having to sell portfolio investments in order to meet net redemptions. The Fund also may borrow money from banks to make additional portfolio investments when the adviser believes market conditions are appropriate. Borrowing money to make additional portfolio investments would be for speculative purposes. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed).

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The Fund is subject to the risks associated with the global stock and bond markets, any of which could cause an investment to lose money.

Adverse Market Conditions Risk. The performance of the Fund is designed to correlate to the performance of a portion of the universe of investable securities throughout the world. As a consequence, the Fund’s performance will suffer during conditions that are adverse to its investment goals.

Emerging Market Risk. The Fund intends to have exposure to developing countries or emerging markets, which countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

ETF Risk. Investments in ETFs involve duplication of investment advisory fees and certain other expenses. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Fixed Income Risk. The Fund is also subject to bond risks, including interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. Interest rates in the United States recently have been near or at historically low levels. Consequently, the risks associated with rising interest rates may be heightened at this time.

Foreign Investment Risk. Foreign investments, including ADRs, may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

High Yield (Junk) Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Leverage Risk. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed. This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, a Fund’s NAV may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing. Leverage significantly increases the risk to the shareholder that the Fund may default, which may result in substantial losses to the shareholder and/or a forced sale of Fund assets at an undesirable price.

Liquidity Risk. The markets for certain lightly traded equity securities are often not as liquid as markets for larger capitalization equity securities. For example, relatively few market makers support the secondary markets for certain equity securities and the trading volume is generally lower. Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions. These factors may have an adverse effect on the Fund’s ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Management Risk. The adviser’s dependence on its proprietary algorithm methodology and judgments about the securities in which the Fund invests may prove to be incorrect and may not produce the desired results. The Fund is also subject to sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Fund’s target allocation of the top decile of investable world securities that provide the highest expected return sensitivity.

Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The Fund may, at times, become focused in stocks of a particular sector, category, or group of companies. Equity securities generally have greater price volatility than fixed income securities.

Portfolio Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs, and may also result in higher taxes.

REIT and Real Estate Risk. The Fund may invest in real estate investment trusts. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

Sector Risk. Equity securities within the same sector (e.g. Technology) may decline in price due to sector-specific market or economic developments.

Smaller Company Risk. Smaller cap equity securities (including micro-cap, small-cap and mid-cap) involve greater risk than investments in large-cap companies and may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile equity security prices and a limited ability to sell them at a desirable time or price.

PERFORMANCE

The CCA Aggressive Return Fund (the “Predecessor Fund”), then a series of the CCA Investments Trust, was reorganized on October 16, 2017 into a series of MSS Series Trust. The Fund is a continuation of the Predecessor Fund and, therefore, the performance information presents the performance of the Predecessor Fund.

The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Predecessor Fund’s Institutional Class shares for each full calendar year since its inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market indices, as well as a blended benchmark index that is a composite of broad-based indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.ccafunds.com or by calling 1-800-595-4866.

Best Quarter:	12/31/2013	7.82%
Worst Quarter:	9/30/2015	-7.88%
The Institutional Class year-to-date return as of December 31, 2017 was 19.65%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Average Annual Total Returns - CCA Aggressive Return Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional	19.65%	6.04%	6.02%	Dec. 26, 2012
Institutional | After Taxes on Distributions	17.93%	5.18%	5.16%	Dec. 26, 2012
Institutional | After Taxes on Distributions and Sales	11.13%	4.31%	4.29%	Dec. 26, 2012
MSCI ACWI Index* (reflects no deduction for fees, expenses or taxes)	24.65%	11.40%	11.47%	Dec. 26, 2012
Barclays Global Aggregate Bond Index**	7.39%	0.79%	0.79%	Dec. 26, 2012
MSCI USA IMI Index	20.59%	14.86%	14.99%	Dec. 26, 2012
MSCI EAFE IMI Index	26.16%	8.51%	8.49%	Dec. 26, 2012
MSCI Emerging Markets IMI Index	36.83%	4.45%	4.63%	Dec. 26, 2012
Customized Blended Index***	16.67%	5.53%	5.57%	Dec. 26, 2012